UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [X]; Amendment Number:   2
                                                ---
   This Amendment (Check only one):               [X] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bedford Oak Advisors, LLC
Address: 100 South Bedford Road
         Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5720

Signature, Place, and Date of Signing:

    /s/ Barry Kagan                  Mt. Kisco, New York           March 1, 2004
------------------------------       -------------------           -------------
        [Signature]                    [City, State]                   [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

     None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1*
                                                            -------------

Form 13F Information Table Entry Total:                         1
                                                            -------------

Form 13F Information Table Value Total:                         1,107
                                                            -------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                         Form 13F File Number               Name

1                                 28-05211                 Harvey P. Eisen
-                                 --------

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

       Name         Title of Class    CUSIP Number     Market Value    Shares or PRN       Investment       Voting
       ----         --------------    ------------     ------------    --------------      ----------       ------
                                                      (in thousands)         Amt           Discretion      Authority
                                                      --------------         ---           ----------      ---------
Danielson Holding       Common         236274106           1,107          1,496,300           Sole          Shared
       Corp